Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Mobiquity Technologies, Inc.
Entity Central Index Key	0001084267
Entity Tax Identification Number	11-3427886
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	35 Torrington Lane
Entity Address, City or Town	Shoreham
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11786
City Area Code	516
Local Phone Number	246-9422
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false